Emoluments of Directors and Supervisors	12 Months Ended
Dec. 31, 2022
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Emoluments of Directors and Supervisors
11	EMOLUMENTS OF DIRECTORS AND SUPERVISORS
Details of the emoluments of directors and supervisors for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022				2021	2020
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Chairmen:
Mr. Dai Houliang (i)	—	—	—	—	—	—
Mr. Wang Yilin (i)	—	—	—	—	—	—

Vice chairmen:
Mr. Hou Qijun (ii)	—	—	—	—	—	—
Mr. Li Fanrong (i)	—	—	—	—	—	—

Executive directors:
Mr. Jiao Fangzheng (iv)	—	638	123	761	—	—
Mr. Huang Yongzhang (iii)	—	931	183	1,114	629	—
Mr. Ren Lixin (ii)	—	1,044	182	1,226	195	—

	—	2,613	488	3,101	824	—

Non-executive directors:
Mr. Duan Liangwei (iii)	—	—	—	—	237	735
Mr.Xie Jun (v)	—	—	—	—	—	—
Mr. Liu Yuezhen (iv)	—	—	—	—	—	—
Mr. Lin Boqiang (x)	—	—	—	—	—	388
Mr. Zhang Biyi (x)	—	—	—	—	—	398
Ms. Elsie Leung Oi-sie	529	—	—	529	556	331
Mr. Tokuchi Tatsuhito	539	—	—	539	527	331
Mr. Simon Peter Henry (vi)	510	—	—	510	499	320
Mr. Cai Jinyong (x)	593	—	—	593	575	—
Mr. Jiang Xiaoming (x)	603	—	—	603	575	—

	2,774	—	—	2,774	2,969	2,503

Supervisors:
Mr. Cai Anhui (v)	—	—	—	—	—	—
Mr. Lv Bo (v)	—	—	—	—	—	—
Mr. Xu Wenrong (v)	—	—	—	—	—
Mr. Xie Haibing (v)	—	—	—	—	—	—
Ms. Zhao Ying (v)	—	—	—	—	—	—
Mr. Cai Yong (v)	—	—	—	—	—	—
Mr. Lan Jianbin (vii)	—	642	89	731	—	—
Mr. He Jiangchuan (vii)	—	846	84	930	—	—
Mr. Jin Yanjiang (vii)	—	694	53	747	—	—
Mr. Fu Bin (viii)	—	445	61	506	—	—
Mr. Zhang Fengshan (v)	—	—	—	—	—	—
Mr. Jiang Lifu (v)	—	—	—	—	—	—
Mr. Lu Yaozhong (v)	—	—	—	—	—	—

	2022				2021	2020
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Mr. Wang Liang (viii)	—	—	—	—	—	—
Mr. Fu Suotang (vii)	—	115	28	143	1,433	1,367
Mr. Li Jiamin (vii)	—	192	59	251	1,255	1,006
Mr. Li Wendong (ix)	—	—	—	—	137	1,193
Mr. Liu Xianhua (vii)	—	184	46	230	945	1,011

	—	3,118	420	3,538	3,770	4,577

	2,774	5,731	908	9,413	7,563	7,080

(i)
Mr. Wang Yilin ceased being the chairman from January 19, 2020. Mr. Dai Houliang was elected as the chairman and Mr. Li Fanrong was elected as the vice chairman from March 25, 2020. Mr. Li Fanrong ceased being the vice chairman and the director from May 10, 2021.

(ii)	Mr. Hou Qijun and Mr. Ren Lixin were appointed as director s from October 21, 2021; and Mr. Hou Qijun was appointed as Vice chairman from October 28, 2021.
(iii)
Mr. Duan Liangwei was appointed as the president and executive director from March 9, 2020.On March 25, 2021, Mr. Duan Liangwei resigned as the Company’s president and was transferred from an executive director to a non-executive
director, and no longer received remuneration from the Company; Mr. Huang Yongzhang was appointed as the Company’s president and the executive director.

(iv)	Mr. Jiao Fangzheng was transferred from a non-executive director to an executive director from April 29, 2022; Mr. Liu Yuezhen ceased being a director of the Company.
(v)
Mr. Xie Jun was elected as director of the Company from June 9, 2022; Mr. Lv Bo ceased being the chairman and supervisor of the Supervisory Committee of the Company, and Mr. Zhang Fengshan, Mr. Jiang Lifu and Mr. Lu Yaozhong ceased being the supervisors of the Company;
Mr. Cai Anhui was elected as a supervisor and the chairman of the Supervisory Committee of the Company, and Mr. Xie Haibing, Ms. Zhao Ying and Mr. Cai Yong were elected as supervisors of the Company. Mr. Xu Wenrong ceased being the Chairman of the Supervisory Committee and supervisor and Mr. Lv Bo ceased being the non-executive director from October 20, 2020. Mr. Lv Bo was elected as the Chairman of the Supervisory Committee and supervisor from November 5, 2020.

(vi)	Mr. Simon Peter Henry ceased being a non-executive director of the Company from June 15, 2022.
(vii)
Mr. Fu Suotang, Mr. Li Jiamin and Mr. Liu Xianhua ceased being the supervisors of the Company from May 19, 2022; Mr. Lan Jianbin, Mr. He Jiangchuan and Mr. Jin Yanjiang were elected as supervisors of the Company.

(viii)	Mr. Wang Liang ceased being a supervisor of the Company from September 29,2022; Mr. Fu Bin was elected as a supervisor of the Company.
(ix)	On May 28, 2021, Mr. Li Wendong resigned as the employee representative supervisor of the Company.
(x)
Mr. Cai Jinyong and Mr. Jiang Xiaoming were elected as independent non-executive
directors from June 11, 2020, and began to perform their duties. The remuneration had not been paid at the end of December 31, 2020. Mr. Zhang Biyi and Mr. LinBoqiang ceased being the independent non-executive
director from June 11, 2020.

(xi)	The emoluments above are all pre-tax amounts paid by calender year .
(xii)
The above emoluments for 2022 do not include the
tenure incentive
of RMB1.10 million for 2019-2021 payable by the Company to
some
directors in accordance with the relevant regulations of the PRC government.

None
of the directors and supervisors has waived their remuneration during the year ended December 31, 2022, 2021 and 2020.
The five highest paid individuals in the Company for the year ended December 31, 2022 are the five senior management whose allowances and other benefits were RMB 1.439, RMB 1.359, RMB 1.323, RMB 1.265 and RMB 1.044, respectively, and whose contribution to retirement benefit scheme were RMB 0.182, RMB 0.182, RMB 0.182, RMB 0.182 and RMB 0.182, respectively.
The five highest paid individuals in the Company for the year ended December 31, 2021 included one supervisor whose emolument is reflected in the analysis shown above and the note; and four senior management whose allowances and other benefits were RMB 1.533, RMB 1.310, RMB 1.308 and RMB 1.257, respectively, and whose contribution to retirement benefit scheme were RMB 0.164, RMB 0.164, RMB 0.164 and RMB 0.164, respectively.
The five highest paid individuals in the Company for the year ended December 31, 2020 included one supervisor whose emolument is reflected in the analysis shown above and the note; and four senior management whose allowances and other benefits were RMB 1.550, RMB 1.310, RMB 1.292 and RMB 1.270, respectively, and whose contribution to retirement benefit scheme were RMB 0.116, RMB 0.116, RMB 0.116 and RMB 0.116, respectively.
During the years ended December 31, 2022, 2021 and 2020, the Company did not incur any severance payment to any director for loss of office or any payment as inducement to any director to join the Company.